Risk Management (Details) - Schedule of risk weighted assets, Basic Capital ratio and Regulatory Capital ratio - Credit risk [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Consolidated Assets [Member]
Balance sheet assets (net of provisions)
Cash and due from banks		$ 2,560,216	$ 2,392,166
Transactions in the course of collection		163,252	331,420
Financial Assets held-for-trading		4,666,156	1,872,355
Investment under resale agreements		76,407	142,329
Derivative instruments	[1]	1,137,195	1,555,749
Loans and advances to banks		2,939,198	1,140,081
Loans to Customers at amortized cost		30,101,583	29,384,039
Financial assets at fair value through OCI		1,068,153	1,366,343
Investments in other companies		42,338	48,442
Intangible assets		94,111	91,717
Property and equipment		217,928	220,262
Leased assets		118,829	150,665
Investment properties		12,833	13,190
Current tax assets		22,949	357
Deferred tax assets		292,517	231,293
Other assets		556,486	843,000
Subtotal		44,070,151	39,783,408
Off-balance-sheet assets
Contingent loans		4,140,133	4,365,922
Total		48,210,284	44,149,330
Risk weighted assets according to SBIF instructions [Member]
Balance sheet assets (net of provisions)
Cash and due from banks		105,878	38,250
Transactions in the course of collection		151,138	167,781
Financial Assets held-for-trading		442,307	462,177
Investment under resale agreements		76,407	142,329
Derivative instruments	[1]	828,330	1,124,730
Loans and advances to banks		351,068	389,417
Loans to Customers at amortized cost		24,998,600	25,668,329
Financial assets at fair value through OCI		249,239	323,160
Investments in other companies		44,649	50,758
Intangible assets		60,701	58,307
Property and equipment		217,928	220,262
Leased assets		118,829	150,665
Current tax assets		2,295	36
Deferred tax assets		35,794	32,095
Other assets		400,098	862,968
Subtotal		28,083,261	29,691,264
Off-balance-sheet assets
Contingent loans		2,483,310	2,616,074
Total		30,566,571	32,307,338
Basic capital	[1],[2]	3,726,267	3,528,222
Effective equity		4,878,500	4,569,090
Total consolidated assets	[2]	48,754,455	44,408,789
Total consolidated assets weighted by credit risk		$ 30,566,571	$ 32,307,338
Basic capital / consolidated assets		7.64%	7.94%
Effective equity / consolidated assets weighted by risk		15.96%	14.14%

[1]	The Basic Capital corresponds to the equity of the owners of the Bank in the Consolidated Statement of Financial Position.
[2]	The total consolidated assets is presented in accordance with Chilean Generally Accepted Accounting Principles as issued by the Chilean Commission for Financial Market (“CMF”). As a result, it is not directly comparable with this Consolidated Statement of Financial Position.